INCOME TAXES (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Deferred fees	$ 0	$ 1,410
Allowance for loan losses	3,253,425	3,019,914
Deferred compensation	1,860,068	1,739,075
OREO valuation allowance and expenses	1,510,974	1,245,000
Other	438,077	163,612
Deferred Tax Assets, Gross	7,062,544	6,169,011
Deferred tax liabilities
Unrealized gain on investment securities	71,701	149,188
FHLB stock dividends	156,182	156,182
Depreciation	29,386	31,169
Deferred Tax Liabilities, Gross	257,269	336,539
Net deferred tax assets	$ 6,805,275	$ 5,832,472